SEGMENT INFORMATION (Q2) - Segment Information (Details) - Perceptive [Member] - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2025
SEGMENT INFORMATION [Abstract]
Cash	$ 437,369		$ 437,369		$ 1,129,684	$ 865,031
Cash and investments held in Trust Account	85,086,232		85,086,232		88,654,397	91,872,418
General and administrative expenses	941,325	$ 193,196	1,800,159	$ 449,154	494,005	2,980,553
Investment income on the Trust Account	339,769	948,922	1,180,950	1,910,834	$ 2,366,001	$ 3,821,319
Dividend income on the Trust Account	$ 487,564	$ 0	$ 487,564	$ 0